Financial information by segment, Assets and liabilities by geography (Details) $ in Thousands, € in Millions	Sep. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,185,415			$ 7,483,259
Investments carried under the equity method	243,898			260,031
Other current financial assets	173,532			195,893
Cash and cash equivalents (project companies)	594,616			600,990	$ 781,575	$ 622,689
Total assets	8,861,643			9,100,911
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,412,064			4,553,052
Grants and other liabilities	1,236,850			1,252,513
Long-term and short-term corporate debt	1,046,608	$ 7,400	€ 7	1,017,200
Total liabilities	7,168,830			7,311,864
Equity	1,692,813			1,789,047	$ 1,805,368	$ 1,748,605
Total liabilities and equity	8,861,643			9,100,911
North America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	3,081,319			3,167,490
Investments carried under the equity method	195,434			210,704
Other current financial assets	97,798			118,385
Cash and cash equivalents (project companies)	165,905			187,568
Total assets	3,540,456			3,684,147
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,686,999			1,713,125
Grants and other liabilities	953,880			994,874
Total liabilities	2,640,879			2,707,999
South America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	1,210,839			1,241,879
Investments carried under the equity method	7,769			4,450
Other current financial assets	31,068			31,136
Cash and cash equivalents (project companies)	132,816			85,697
Total assets	1,382,492			1,363,162
Liabilities allocated [Abstract]
Long-term and short-term project debt	826,049			841,906
Grants and other liabilities	34,776			25,031
Total liabilities	860,825			866,937
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	2,893,257			3,073,889
Investments carried under the equity method	40,695			44,878
Other current financial assets	44,666			46,373
Cash and cash equivalents (project companies)	247,657			266,557
Total assets	3,226,275			3,431,697
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,899,016			1,998,021
Grants and other liabilities	248,194			232,608
Total liabilities	2,147,210			2,230,629
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,185,415			7,483,259
Investments carried under the equity method	243,898			260,031
Other current financial assets	173,532			195,893
Cash and cash equivalents (project companies)	546,378			539,822
Total assets	8,149,223			8,479,005
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,412,064			4,553,052
Grants and other liabilities	1,236,850			1,252,513
Total liabilities	5,648,914			5,805,565
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	349,275			325,893
Other current assets (including cash and cash equivalents at holding company level)	363,145			296,013
Total assets	712,420			621,906
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,046,608			1,017,200
Other non-current liabilities	294,414			313,328
Other current liabilities	178,894			175,771
Total liabilities	1,519,916			1,506,299
Equity	1,692,813			1,789,047
Total liabilities and equity	$ 3,212,729			$ 3,295,346